Schedule of Fair Value Hierarchy for Assets and Liabilities (Details) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Trading loans, securities, and other1
Trading loans, securities, and other	$ 144,390	$ 147,590
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	11,552	9,390
Derivatives
Derivatives	98,798	54,427
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,561	4,564
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	69,161	79,066
Securities purchased under reverse repurchase agreements	171,738	167,284
FINANCIAL LIABILITIES
Trading deposits	19,553	22,891
Derivatives
Derivatives	87,879	57,122
Securitization liabilities at fair value	12,602	13,505
Financial liabilities designated at fair value through profit or loss	128,899	113,988
Obligations related to securities sold short	51,650	42,384
Obligations related to securities sold under repurchase agreements	132,753	144,097
Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	144,390	147,590
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	11,552	9,390
Derivatives
Derivatives	98,798	54,427
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,561	4,564
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	69,161	79,066
Securities purchased under reverse repurchase agreements	7,968	7,992
FINANCIAL LIABILITIES
Trading deposits	19,553	22,891
Derivatives
Derivatives	87,879	57,122
Securitization liabilities at fair value	12,602	13,505
Financial liabilities designated at fair value through profit or loss	128,899	113,988
Obligations related to securities sold short	51,650	42,384
Obligations related to securities sold under repurchase agreements	8,588	5,126
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8,588	11,196
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	14,776	12,519
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8,048	8,326
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	19,973	18,143
Recurring fair value measurement [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	15,880	13,241
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	9,843	19,300
Recurring fair value measurement [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,489	7,785
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,960	6,564
Recurring fair value measurement [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1,730	1,500
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	164	1,254
Recurring fair value measurement [member] | Other debt securities [member] | Canadian Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,813	5,970
Recurring fair value measurement [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	12,156	12,395
Recurring fair value measurement [member] | Other debt securities [member] | Assets Backed Security [Member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	6,191	6,981
Recurring fair value measurement [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,155	8,104
Recurring fair value measurement [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	53,581	60,124
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	5,512	4,599
Recurring fair value measurement [member] | Trading Loans [member]
Trading loans, securities, and other1
Trading loans, securities, and other	11,629	12,405
Recurring fair value measurement [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	18,469	14,639
Recurring fair value measurement [member] | Retained Interest 1 [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	7	9
Recurring fair value measurement [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	8,010	7,053
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,561	4,564
Recurring fair value measurement [member] | Loans 1 [Member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,542	2,337
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,587	1,602
Recurring fair value measurement [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	14,991	10,290
Derivatives
Derivatives	13,019	11,683
Recurring fair value measurement [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	72,242	35,819
Derivatives
Derivatives	65,265	35,174
Recurring fair value measurement [member] | Credit Derivatives [Member]
Derivatives
Derivatives	33	57
Derivatives
Derivatives	171	347
Recurring fair value measurement [member] | Equity Contracts [Member]
Derivatives
Derivatives	5,841	5,362
Derivatives
Derivatives	6,237	8,014
Recurring fair value measurement [member] | Commodity contracts [member]
Derivatives
Derivatives	5,691	2,899
Derivatives
Derivatives	3,187	1,904
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	71,561	74,146
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	262	166
Derivatives
Derivatives	832	406
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,221	2,989
Derivatives
Derivatives	809	342
Financial liabilities designated at fair value through profit or loss	66
Obligations related to securities sold short	4,247	2,015
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	254	294
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	53,498	59,933
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,221	2,989
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	17,809	13,919
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	262	166
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	167	12
Derivatives
Derivatives	167	14
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	53	26
Derivatives
Derivatives	38	28
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity Contracts [Member]
Derivatives
Derivatives	7	3
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Commodity contracts [member]
Derivatives
Derivatives	605	365
Derivatives
Derivatives	604	300
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	72,788	73,405
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	10,429	8,461
Derivatives
Derivatives	97,876	53,974
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,561	4,564
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	63,591	74,404
Securities purchased under reverse repurchase agreements	7,968	7,992
FINANCIAL LIABILITIES
Trading deposits	19,307	22,750
Derivatives
Derivatives	86,862	56,601
Securitization liabilities at fair value	12,602	13,505
Financial liabilities designated at fair value through profit or loss	128,671	113,912
Obligations related to securities sold short	47,403	40,360
Obligations related to securities sold under repurchase agreements	8,588	5,126
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8,334	10,902
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	14,776	12,519
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8,048	8,326
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	19,973	18,143
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	15,880	13,241
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	9,843	19,300
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,489	7,785
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,960	6,564
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1,730	1,500
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	164	1,254
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Canadian Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,813	5,970
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	12,142	12,389
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Assets Backed Security [Member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	6,191	6,981
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,096	8,040
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	56	158
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1	1
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading Loans [member]
Trading loans, securities, and other1
Trading loans, securities, and other	11,629	12,405
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	660	720
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Retained Interest 1 [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	7	9
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	6,890	6,127
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,561	4,564
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Loans 1 [Member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,539	2,334
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,587	1,602
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	14,824	10,277
Derivatives
Derivatives	12,756	11,580
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	72,187	35,786
Derivatives
Derivatives	65,224	35,146
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Credit Derivatives [Member]
Derivatives
Derivatives	33	57
Derivatives
Derivatives	171	347
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity Contracts [Member]
Derivatives
Derivatives	5,834	5,359
Derivatives
Derivatives	6,144	7,932
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Commodity contracts [member]
Derivatives
Derivatives	4,998	2,495
Derivatives
Derivatives	2,567	1,596
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	41	39
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	861	763
Derivatives
Derivatives	90	47
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,349	1,673
FINANCIAL LIABILITIES
Trading deposits	246	141
Derivatives
Derivatives	208	179
Financial liabilities designated at fair value through profit or loss	162	76
Obligations related to securities sold short		9
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	14	6
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	59	64
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	27	33
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,290	1,609
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	858	760
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Loans 1 [Member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3	3
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives		1
Derivatives
Derivatives	96	89
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	2	7
Derivatives
Derivatives	3
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity Contracts [Member]
Derivatives
Derivatives	93	82
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Commodity contracts [member]
Derivatives
Derivatives	88	39
Derivatives
Derivatives	$ 16	$ 8